Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax [Abstract]
Schedule of Effective Income Tax Rate Reconciliation	The following table presents the Company’s Income tax (benefit) expense and the effective income tax rate during the period from June 8 through June 30, 2023 (Successor):
June 8 – June 30, 2023 (Successor)
Income tax expense (benefit)	$(672)
Effective tax rate	0.6%